Note 7 - Payable for Indemnification (Details) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended
	Mar. 15, 2012	Dec. 14, 2010	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 11, 2005
Disclosure Text Block [Abstract]
			$ 1,376,084		$ 1,376,084	$ 1,347,806	$ 1,088,067
Stock Issued During Period, Shares, for Indemnification (in Shares)	400,000	400,000
Stock Issued During Period, Value, for Indemnification	140,560	184,000
Net Loss on Stock Held in Special Account for Indemnification			$ 0	$ 7,929	$ 28,278	$ 63,347
Common Stock Held In Special Account For Indemnification Shares (in Shares)			301,463	301,463	301,463